SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating leases weighted average remaining term	9 years 6 months	6 years 6 months
Finance leases weighted average remaining term	6 months	1 year 4 months 24 days